Long-Term Incentive Plans (LTIPs) - 2016 HeadHunter Unit Option Plan (Details) - 2016 Headhunter Unit Option Plan ₽ / shares in Thousands, ₽ in Thousands	12 Months Ended
	Dec. 31, 2022 Y Options ₽ / shares	Dec. 31, 2021 Options	Dec. 31, 2020 Options	May 28, 2019 RUB (₽)	Mar. 01, 2018 RUB (₽)	Dec. 01, 2017 RUB (₽)	Sep. 01, 2017 RUB (₽)	May 10, 2016 RUB (₽)
Equity Settled Awards
Management incentive agreement
Percentage of net proceeds from liquidity event	0.005%
Equity Settled Awards | Market price of the underlying shares
Management incentive agreement
Number of units	871.5	874	890
Award Series 1
Management incentive agreement
Number of units	782.5
Exercise price (per unit) | ₽ / shares	₽ 500
Fair value at grant date | ₽								₽ 160,871
Award Series 1 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	7.70%
Expected life at grant date (years) | Y	5.66
Award Series 2
Management incentive agreement
Number of units	20
Exercise price (per unit) | ₽ / shares	₽ 500
Fair value at grant date | ₽							₽ 25,511
Award Series 2 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	7.70%
Expected life at grant date (years) | Y	3.24
Award Series 3
Management incentive agreement
Number of units	15
Exercise price (per unit) | ₽ / shares	₽ 900
Fair value at grant date | ₽							₽ 15,415
Award Series 3 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	7.70%
Expected life at grant date (years) | Y	3.24
Award Series 4
Management incentive agreement
Number of units	12
Exercise price (per unit) | ₽ / shares	₽ 900
Fair value at grant date | ₽						₽ 13,070
Award Series 4 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	7.30%
Expected life at grant date (years) | Y	2.99
Award Series 5
Management incentive agreement
Number of units	8
Exercise price (per unit) | ₽ / shares	₽ 900
Fair value at grant date | ₽					₽ 8,478
Award Series 5 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	6.40%
Expected life at grant date (years) | Y	1.66
Award Series 6
Management incentive agreement
Number of units	14
Exercise price (per unit) | ₽ / shares	₽ 500
Fair value at grant date | ₽				₽ 27,671
Award Series 7
Management incentive agreement
Number of units	20
Exercise price (per unit) | ₽ / shares	₽ 1,250
Fair value at grant date | ₽				₽ 22,191